REVENUE FROM CONTRACT WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2022
Revenue From Contract With Customers
Schedule of Disaggregated Revenue Information

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Type of goods or services
Construction contract revenue	4,601	12,639	1,889
Operation services of service concession arrangement	3,223	3,433	512
Construction services of service concession arrangement	396	—	—
Total revenue from contracts with customers	8,220	16,072	2,401

Geographic market
Mainland China	8,220	16,072	2,401

Timing of revenue recognition
Over time	8,220	16,072	2,401
Total revenue from contracts with customers	8,220	16,072	2,401